UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA NEW YORK BOND FUND
DECEMBER 31, 2014

                                                                      (Form N-Q)

48466-0215                                  (C)2015, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

December 31, 2014 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest payments are insured by one of the following:
          ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., National Public Finance Guarantee Corp., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank A.G.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the Federal Housing Administration or the State of New York Mortgage Agency.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDC       Economic Development Corp.
ETM       Escrowed to final maturity
IDA       Industrial Development Authority/Agency
IDC       Industrial Development Corp.
MTA       Metropolitan Transportation Authority
PRE       Prerefunded to a date prior to maturity

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1  | USAA New York Bond Fund
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PORTFOLIO OF INVESTMENTS

USAA NEW YORK BOND FUND
December 31, 2014 (unaudited)

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
                FIXED-RATE INSTRUMENTS (93.8%)

                NEW YORK (88.9%)
$      1,000    Albany Capital Resource Corp.                         6.00%           11/15/2025   $    1,182
         500    Albany IDA                                            5.00             7/01/2031          519
       1,000    Albany IDA                                            5.25            11/15/2032        1,088
       1,000    Albany IDA                                            5.25            11/15/2032        1,088
         500    Buffalo and Erie County Industrial Land Dev.
                     Corp.                                            6.00            10/01/2031          593
       1,000    Buffalo and Erie County Industrial Land Dev.
                     Corp.                                            5.25             4/01/2035        1,053
       1,500    Build NYC Resource Corp.                              5.00             8/01/2042        1,637
       1,000    Build NYC Resource Corp.                              5.50             4/01/2043        1,103
       1,000    Canton Capital Resource Corp. (INS)                   5.00             5/01/2040        1,096
         750    Cattaraugus County IDA                                5.10             5/01/2031          771
       2,000    Chautauqua Tobacco Asset Securitization Corp.         5.00             6/01/2048        1,985
       2,000    Dormitory Auth. (ETM)                                 5.30             2/15/2019        2,231
       1,140    Dormitory Auth. (INS)                                 5.00             7/01/2021        1,150
       1,500    Dormitory Auth. (NBGA)                                5.00             7/01/2024        1,555
       3,500    Dormitory Auth. (INS)                                 5.00             7/01/2025        3,581
       1,640    Dormitory Auth. (INS)                                 4.50             8/15/2025        1,648
       2,000    Dormitory Auth.                                       5.00             7/01/2026        2,285
       2,000    Dormitory Auth.                                       5.00             7/01/2026        2,084
       1,000    Dormitory Auth.                                       5.00             7/01/2027        1,119
       1,845    Dormitory Auth. (PRE)                                 5.00             2/15/2030        1,856
         155    Dormitory Auth.                                       5.00             2/15/2030          156
       3,275    Dormitory Auth.                                       5.50             5/15/2030        4,366
         500    Dormitory Auth. (INS)                                 5.00             7/01/2030          541
       1,000    Dormitory Auth.                                       5.00             7/01/2031        1,102
       3,000    Dormitory Auth. (NBGA) (PRE)                          4.90             8/15/2031        3,088
       1,000    Dormitory Auth.                                       5.00             1/15/2032        1,091
         500    Dormitory Auth. (INS)                                 5.63            11/01/2032          585
       2,500    Dormitory Auth. (NBGA)                                5.00             6/01/2033        2,741
       2,500    Dormitory Auth. (INS)                                 5.00             7/01/2033        2,761
       2,000    Dormitory Auth.                                       5.25             7/01/2033        2,248
       1,300    Dormitory Auth.                                       5.75             7/01/2033        1,465
       2,000    Dormitory Auth.                                       5.00             2/15/2034        2,243
       1,200    Dormitory Auth. (INS)                                 5.00             7/01/2034        1,293
       3,000    Dormitory Auth. (NBGA)                                4.70             2/15/2035        3,057
       3,000    Dormitory Auth.                                       5.00             7/01/2035        3,158
       1,000    Dormitory Auth.                                       5.25             7/01/2035        1,085
       1,000    Dormitory Auth.                                       5.00             7/01/2036        1,053
       2,000    Dormitory Auth. (INS)                                 5.00             8/15/2036        2,104
       1,950    Dormitory Auth. (NBGA)                                4.75             2/15/2037        2,009
         250    Dormitory Auth.                                       5.30             7/01/2037          259
         500    Dormitory Auth.                                       5.00             5/01/2038          542
       2,000    Dormitory Auth.                                       5.00             7/01/2038        2,222
         500    Dormitory Auth.                                       5.50             3/01/2039          558
         500    Dormitory Auth.                                       5.00             5/01/2039          556
       1,000    Dormitory Auth.                                       5.50             7/01/2040        1,139
       2,000    Dormitory Auth.                                       5.00             5/01/2041        2,204
         250    Dormitory Auth.                                       5.00             7/01/2042          268
       1,000    Dormitory Auth.                                       5.75             7/01/2043        1,122

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2  | USAA New York Bond Fund

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
PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
$      1,500    Dormitory Auth.                                       5.00%            7/01/2044   $    1,674
       1,000    Dutchess County IDA (INS)                             5.50             4/01/2030        1,166
       1,250    Dutchess County Local Dev. Corp.                      5.75             7/01/2040        1,404
       1,000    Dutchess County Local Dev. Corp.                      5.00             7/01/2044        1,103
       1,000    Environmental Facilities Corp.                        4.50             6/15/2036        1,027
         250    Erie County IDA                                       5.25             5/01/2032          292
          70    Housing Finance Agency (INS)                          6.13            11/01/2020           70
       1,500    Liberty Dev. Corp.                                    5.25            10/01/2035        1,811
       1,000    Liberty Dev. Corp. (a)                                5.00            11/15/2044        1,042
       1,000    Long Island Power Auth.                               5.00             9/01/2035        1,061
       2,000    Long Island Power Auth.                               5.00             5/01/2038        2,209
       1,000    Long Island Power Auth.                               5.00             9/01/2044        1,122
         500    Monroe County IDC                                     5.25            10/01/2031          549
       1,000    Monroe County IDC                                     5.00            12/01/2037        1,098
         500    Monroe County IDC (INS)                               5.00             1/15/2038          562
       2,100    Monroe County IDC (NBGA)                              5.50             8/15/2040        2,471
       3,000    MTA (INS)                                             4.75            11/15/2028        3,099
       1,500    MTA                                                   5.25            11/15/2038        1,718
       1,000    Nassau County                                         5.00             4/01/2038        1,114
       1,000    Nassau County Local Economic Assistance
                     Corp.                                            5.00             7/01/2037        1,089
       2,000    New York City                                         5.25             8/15/2023        2,287
       2,315    New York City                                         5.00             8/01/2026        2,378
       1,885    New York City Health and Hospital Corp.               5.00             2/15/2025        2,104
       1,600    New York City Housing Dev. Corp. (INS) (PRE)          5.00             7/01/2025        1,638
       1,000    New York City Housing Dev. Corp.                      5.00            11/01/2042        1,061
       1,000    New York City IDA (INS)                               5.00            10/01/2023          990
       3,900    New York City IDA (INS)                               4.50             6/01/2035        3,913
       1,000    New York City IDA                                     5.00             9/01/2035        1,018
       1,000    New York City IDA (INS)                               5.25            11/01/2037        1,101
      17,090    New York City Municipal Water Finance Auth.           5.12 (b)         6/15/2020       15,802
       2,000    New York City Municipal Water Finance Auth.           5.00             6/15/2039        2,238
       3,000    New York City Transitional Finance Auth.              5.00             1/15/2034        3,293
       1,000    New York City Transitional Finance Auth.              5.13             1/15/2034        1,114
       2,000    New York City Trust for Cultural Resources            5.00            12/01/2039        2,225
       1,000    New York City Trust for Cultural Resources            5.00             8/01/2043        1,138
         825    Newburgh City                                         5.00             6/15/2023          898
         870    Newburgh City                                         5.00             6/15/2024          945
       1,000    Niagara Area Dev. Corp.                               4.00            11/01/2024        1,019
       1,000    Niagara Falls City School District (INS)              5.00             6/15/2028        1,019
         750    Niagara Tobacco Asset Securitization Corp.            5.25             5/15/2040          847
       1,500    Onondaga Civic Dev. Corp.                             5.38             7/01/2040        1,629
       1,000    Onondaga Civic Dev. Corp.                             5.00             7/01/2042        1,073
       1,000    Onondaga County Trust for Cultural Resources          5.00            12/01/2036        1,127
         600    Rockland County                                       5.00            12/15/2021          666
       1,265    Rockland County                                       3.75            10/01/2025        1,280
         675    Saratoga County IDA                                   5.25            12/01/2032          733
       1,000    Seneca County IDA                                     5.00            10/01/2027        1,046
       1,000    State                                                 5.00             2/15/2039        1,128
       1,500    Suffolk County EDC                                    5.00             7/01/2028        1,659
         250    Suffolk County EDC                                    5.00             7/01/2033          284
       2,600    Suffolk County IDA                                    5.00            11/01/2028        2,691
       1,125    Suffolk Tobacco Asset Securitization Corp.            5.38             6/01/2028        1,094
       1,450    Suffolk Tobacco Asset Securitization Corp.            5.00             6/01/2032        1,604
       1,000    Thruway Auth.                                         5.00             4/01/2028        1,132
       1,000    Tompkins County Dev. Corp.                            5.50             7/01/2033        1,133
       1,500    Tompkins County Dev. Corp.                            5.00             7/01/2044        1,618
       1,500    Town of Hempstead IDA                                 4.50             7/01/2036        1,543
       3,675    Triborough Bridge and Tunnel Auth.                    5.00            11/15/2029        4,167
       3,000    Triborough Bridge and Tunnel Auth.                    5.00            11/15/2031        3,330
       1,000    Triborough Bridge and Tunnel Auth.                    3.70 (b)        11/15/2032          543
       2,000    Troy Capital Resource Corp.                           5.00             9/01/2030        2,226
       1,000    Upper Mohawk Valley Regional Water Finance
                       Auth. (INS)                                    4.25             4/01/2036        1,011
       1,685    Urban Dev. Corp.                                      5.00             1/01/2029        1,868

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3  | USAA New York Bond Fund

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
PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
$      2,000    Urban Dev. Corp.                                      5.00%            3/15/2036   $    2,239
       1,000    Warren and Washington Counties IDA (INS)              5.00            12/01/2027        1,002
       1,000    Westchester County Health Care Corp.                  6.00            11/01/2030        1,168
       1,500    Westchester County Local Dev. Corp.                   5.00             1/01/2034        1,629
       1,000    Yonkers (INS)                                         5.00            10/01/2024        1,145
         665    Yonkers (INS)                                         3.00             7/01/2025          670
                                                                                                   ----------
                                                                                                      189,787
                                                                                                   ----------
                GUAM (3.0%)
         500    Government Business Privilege Tax                     5.00             1/01/2037          550
       1,000    International Airport Auth. (INS)                     5.75            10/01/2043        1,155
       1,000    Power Auth.                                           5.00            10/01/2030        1,159
         500    Power Auth. (INS)                                     5.00            10/01/2039          579
       1,000    Waterworks Auth.                                      5.00             7/01/2029        1,122
         500    Waterworks Auth.                                      5.00             7/01/2035          562
       1,000    Waterworks Auth.                                      5.50             7/01/2043        1,155
                                                                                                   ----------
                                                                                                        6,282
                                                                                                   ----------
                PUERTO RICO (0.5%)
       1,390    Industrial, Tourist, Educational, Medical and
                     Environmental Control Facilities Financing
                     Auth.                                            5.13             4/01/2032        1,147
                                                                                                   ----------
                U.S. VIRGIN ISLANDS (1.4%)
       2,000    Public Finance Auth.                                  5.00            10/01/2032        2,176
         750    Water and Power Auth.                                 5.00             7/01/2018          775
                                                                                                   ----------
                                                                                                        2,951
                                                                                                   ----------
                Total Fixed-Rate Instruments (cost: $183,947)                                         200,167
                                                                                                   ----------
                VARIABLE-RATE DEMAND NOTES (4.7%)

                NEW YORK (2.4%)
       1,000    Albany IDA (LOC - RBS Citizens, N.A.)                 0.22             7/01/2016        1,000
         550    Albany IDA (LOC - RBS Citizens, N.A.)                 0.23             5/01/2035          550
       2,725    Monroe County IDA (LOC - RBS Citizens, N.A.)          0.22             7/01/2027        2,725
         980    Oneida County IDA (LOC - RBS Citizens, N.A.)          0.21             7/01/2037          980
                                                                                                   ----------
                                                                                                        5,255
                                                                                                   ----------

                PUERTO RICO (2.3%)
       4,833    Sales Tax Financing Corp. (LIQ) (LOC -
                      Deutsche Bank A.G.) (a)                         0.50             8/01/2054        4,833
                                                                                                   ----------
                Total Variable-Rate Demand Notes (cost: $10,088)                                       10,088
                                                                                                   ----------

UNITS
-------------------------------------------------------------------------------------------------------------
                LIQUIDATING TRUST (0.3%)

         200    Center for Medical Science, Inc., acquired 11/20/2012;*(c),(d)                            620
                                                                                                   ----------
                Total Liquidating Trust (cost: $499)                                                      620
                                                                                                   ----------
                TOTAL INVESTMENTS (COST: $194,534)                                                 $  210,875
                                                                                                   ==========


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                                                   Portfolio Of Investments |  4


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($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------
                                      (LEVEL 1)           (LEVEL 2)            (LEVEL 3)
                                    QUOTED PRICES           OTHER             SIGNIFICANT
                                      IN ACTIVE          SIGNIFICANT         UNOBSERVABLE
                                       MARKETS           OBSERVABLE              INPUTS
                                    FOR IDENTICAL          INPUTS
ASSETS                                  ASSETS                                                          TOTAL
-------------------------------------------------------------------------------------------------------------

Fixed-Rate Instruments              $          --         $  200,167         $         --          $  200,167
Variable-Rate Demand Notes                     --             10,088                   --              10,088
Liquidating Trust                              --                620                   --                 620
-------------------------------------------------------------------------------------------------------------
Total                               $          --         $  210,875         $         --          $  210,875
-------------------------------------------------------------------------------------------------------------

For the period of April 1, 2014, through December 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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5  | USAA New York Bond Fund

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NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA New York Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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6  | USAA New York Bond Fund

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2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments and a liquidating trust which are valued based on methods discussed in Note A1 and variable-rate demand notes which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

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7  | USAA New York Bond Fund

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2014, were $16,593,000 and $252,000, respectively, resulting in net unrealized appreciation of $16,341,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $213,381,000 at December 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2014, was $620,000, which represented 0.3% of the Fund's net assets.
(d) Restricted security that is not registered under the Securities Act of 1933.
*    Non-income-producing security.

================================================================================

                                          Notes to Portfolio of Investments |  8




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended DECEMBER 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     02/24/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    02/26/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/26/2015
         ------------------------------